LEASES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jul. 06, 2019	Jul. 06, 2019
Leases [Abstract]
Payments related to short term leases	$ 1	$ 1
Interest expense on lease liabilities		1
Cash outflow for leases	$ 3	$ 7
Information about lessee's exposure arising from residual value guarantees		1000000